Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Veralto Corporation & Subsidiaries Savings Plan (the "Plan") provides only general information. Participants should refer to the formal legal documents of the Plan and the summary plan description for a more complete description of the Plan's provisions and a full explanation of all limitations, adjustments and special cases in the Plan.
General
Veralto Corporation ("Veralto" or the "Company" or the "Plan Sponsor") is a global leader in essential water and product quality solutions dedicated to Safeguarding the World’s Most Vital ResourcesTM. Veralto is a Delaware corporation and was incorporated in 2022 in connection with the separation from Danaher Corporation (“Danaher” or “Former Parent”) on September 30, 2023 (the “Separation”).
Prior to the Separation, certain Veralto employees participated in the Danaher Corporation & Subsidiaries Savings Plan (the "Danaher Plan"). On September 29, 2023, the account balances of Veralto employees participating in the Danaher Plan were transferred into the Plan.
The Plan is a defined contribution plan established for eligible full-time and part-time U.S.-based employees, or employees outside of the U.S. as expatriates paid through U.S. payroll, of Veralto, effective September 30, 2023. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and is administered by the Benefits Committee ("Plan Administrator") through the trustee, Fidelity Management Trust Company ("Fidelity" or the "Trustee" or the "Recordkeeper"). Fidelity provides recordkeeping services and trust services. Significant provisions related to contributions, benefit payments, and investments are provided below.
Company Stock Fund
The Plan invests in common stock of the Company through the Veralto Corporation Stock Fund (the "Company Stock Fund"). The Company Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund.
Contributions
Eligible participants may contribute up to 75% of their eligible compensation (traditional pre-tax, Roth after-tax or combined basis), up to applicable IRS limits. Employee contributions and the earnings or losses thereon are fully vested at all times.
The Company immediately matches 100% of each dollar contributed by participants (traditional pre-tax, Roth after-tax or combined basis) on the first 3% of eligible pay plus 50% of each dollar contributed on the next 2% of eligible pay for employees. These matching contributions are considered "safe harbor" matching contributions and are made to participant accounts each payroll period. Participants are fully vested in the value of the "safe harbor" matching contributions.
In addition to the Company's matching contributions, after certain participants complete one year of continuous service, the Company may make additional retirement contributions on behalf of the participants. This discretionary Company retirement contribution may equal up to 2% of eligible participants' eligible pay and is contributed each payroll period to participant accounts.
In addition, for participants that are active on the last day of the Plan year and have annual earnings that exceed the Social Security wage base for the Plan year, an additional retirement contribution of annual eligible earnings above the Social Security wage base and below the maximum eligible wages as determined by the IRS each year may be contributed by the Company to participants' accounts subsequent to the Plan year end. For the year ended December 31, 2025, an additional retirement contribution of 2% of annual eligible earnings, as described above, was contributed by the Company.
The Company's discretionary retirement contributions are determined at the discretion of the Plan Sponsor. With respect to all discretionary retirement contributions, participants generally become fully vested on the earlier of the date of completion of three years of service, retirement at or after age 65, complete disability or death.
Benefit Payments
Participants who attain normal retirement age shall be entitled to payment of the balance in their account. Participants who remain employed after attainment of normal retirement age shall continue to participate under the same terms and conditions as applied prior to reaching normal retirement age. Participants are required to begin receiving distributions no later than the April 1 following the later of the year in which they retire from the Company or the year in which the participant turns age 73.
The beneficiary or beneficiaries of deceased participants shall be entitled to payment of the participants' account balance within a reasonable period of time after the participants' death.
Upon total and permanent disability, participants shall be entitled to payment of the balance in their account within a reasonable period of time after termination of employment.
Upon participants' termination of employment for reasons other than as specified above, participants are entitled to payment of their vested account balance. If the vested value of the participants' account is $1,000 (applied separately to Roth and non-Roth balances) or less, payment will automatically be made in a single lump sum. If the vested value of the participants' Roth balances or non-Roth balances is greater than $1,000 and does not exceed $7,000, the Plan Administrator will automatically roll over the Roth balances or non-Roth balances to a separate Fidelity IRA. If the vested value of the participants' account is more than $7,000, the participant must contact the Plan Administrator to request a distribution.
Eligible participants may request a withdrawal of all or a portion of their vested account while still working for the Company in accordance with procedures established by the Plan Administrator, subject to certain limitations and tax penalties. Different withdrawal rules apply to different Plan accounts.
Notes Receivable from Participants
Participants may receive a loan from the Plan in accordance with the policy established by the Plan Sponsor. Any such loan or loans shall not exceed the lesser of 50% of the participants' vested account balance or $50,000 reduced by the participants' highest outstanding loan balance from the Plan during the one-year period ending on the day before the loan is made. The Plan Administrator shall establish the maximum maturity period that will be permitted to prevent the loan from being treated as a distribution. Plan provisions require that all loans must be paid back within 60 months. The Plan Administrator may require loan payments to be made through payroll deductions. No allowance for credit loss has been recorded as of December 31, 2025 and 2024, respectively.
Participant Accounts
Each participant account is credited with the participant’s contributions, employer safe harbor contributions, employer retirement contributions and an allocation of Plan earnings or losses, and is charged quarterly with administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants direct the investment of contributions into various options offered by the Plan.
Administrative Expenses
The Plan’s administrative expenses are paid by the Plan, by debiting the forfeited account, fees account or each participant's account, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees. Expenses relating to purchases, sales or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate.
Unallocated Accounts
As December 31, 2025 and 2024, unallocated non-vested accounts, including forfeited amounts, totaled $1.5 million and $0.3 million, respectively. These will be used to reduce future employer contributions and to pay administrative expenses.
Termination of the Plan
Although the Company, as the Plan Sponsor, has not expressed an intention to do so, the Plan may be terminated at any time. In the event of termination of the Plan, the account balances of participants as of the date of termination shall immediately become nonforfeitable.